Other Assets (Tables)	6 Months Ended
Jun. 30, 2018
Other Assets [Abstract]
Schedule of Other Assets

		As of
	As of June 30,	December 31,
(in thousands)	2018	2017	2016
	(Unaudited)
Demonstration assets, net	$2,410	$2,224	$2,981
Deferred tax assets, net	1,807	1,807	1,383
Other	427	343	381
	$4,644	$4,374	$4,745